Operating segments - Information about reportable and geographical segments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($) segment	Dec. 31, 2015 USD ($) segment
Operating segments
Number of reportable geographical segments | segment	4	4	4
Revenues	$ 543,371	$ 476,065	$ 413,135
Depreciation and amortization	22,288	19,451	16,943
Segments Results	81,375	54,472	10,241
Financial (income) expense, net	(1,354)	2,120	(4,842)
Reportable income before income tax	82,729	52,352	15,083
Impairment of other intangible assets		1,830	631
Write down inventories to net realizable value	7,200	6,500
Operating expenses	208,484	190,506	186,530
Reconciliation	38,365	37,582	42,095
Consolidated non-current assets excluding deferred tax asset and other receivables	209,908	202,210	197,389
Geographical segments non-current assets	171,543	164,628	155,294
Property, plant and equipment	171,543	164,628	155,294
Intangible assets	38,365	37,582	42,095
Total non-current assets	220,603	209,052	198,926
Operating segment
Operating segments
Revenues	543,371	476,065	415,955
Depreciation and amortization	2,738	4,991	5,221
Segment Results	133,882	103,402	63,433
Non-current assets excluding intangible assets, deferred tax asset and other receivables	171,543	164,628	155,294
Geographical segments non-current assets	171,543	164,628	155,294
Property, plant and equipment	171,543	164,628	155,294
Reconciliation
Operating segments
Revenues			(2,820)
Depreciation and amortization	19,550	14,460	11,722
Segments Results	(52,507)	(48,930)	(53,192)
Impairment of other intangible assets		1,800
Restructuring costs			9,500
Charges to revenue			2,800
Write down inventories to net realizable value			3,200
Impairment of property, plant and equipment			1,000
Employee benefits			1,900
Operating expenses			600
Reconciliation	38,365	37,582	42,095
Intangible assets	38,365	37,582	42,095
Other non-current assets	10,695	6,842	1,537
The Americas | Operating segment
Operating segments
Revenues	127,370	114,747	102,104
Depreciation and amortization	949	1,993	2,233
Segment Results	18,864	17,433	6,485
Non-current assets excluding intangible assets, deferred tax asset and other receivables	10,424	8,879	10,364
Western Europe | One customer
Operating segments
Revenues	39,100	40,000	37,300
Western Europe | Operating segment
Operating segments
Revenues	325,315	286,512	251,496
Depreciation and amortization	1,126	2,110	2,219
Segment Results	93,275	71,983	48,444
Non-current assets excluding intangible assets, deferred tax asset and other receivables	18,883	16,418	13,757
Asia-Pacific | Operating segment
Operating segments
Revenues	61,902	49,614	40,711
Depreciation and amortization	544	649	528
Segment Results	16,032	10,308	5,232
Non-current assets excluding intangible assets, deferred tax asset and other receivables	6,561	4,947	6,713
Central and Eastern Europe, Middle East and Africa | Operating segment
Operating segments
Revenues	28,784	25,192	21,644
Depreciation and amortization	119	239	241
Segment Results	5,711	3,678	3,272
Non-current assets excluding intangible assets, deferred tax asset and other receivables	135,675	134,384	124,460
Manufacturing | Central and Eastern Europe, Middle East and Africa
Operating segments
Geographical segments non-current assets	134,800	133,600	122,800
Property, plant and equipment	$ 134,800	$ 133,600	$ 122,800